Research and Development Expenses, Net (Details) - Schedule of Research and Development Expenses, Net - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses, Net [Line Items]
Salaries and related expenses	$ 4,926	$ 8,257	$ 7,428
Share-based compensation	(144)	493	329
Materials	1,530	2,258	3,020
Subcontractors and consultants	800	1,375	820
Depreciation	121	289	169
Cost for registration of patents	78	140	153
Others	983	1,681	861
Total	8,294	14,493	12,780
Less participation of the IIA	17	(222)	(431)
Total research and development expenses, net	$ 8,311	$ 14,271	$ 12,349